Gotham 1000 Value ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 0.1%
Bank OZK(a)	3,772	$196,484

Consumer Discretionary Products - 7.3%
Amer Sports, Inc.(b)	3,173	107,374
Aptiv PLC(b)	10,736	658,976
BorgWarner, Inc.	13,666	907,422
BRP, Inc.	14,672	895,285
Champion Homes, Inc.(b)	5,231	460,956
Columbia Sportswear Co.	5,848	361,523
Crocs, Inc.(b)	8,945	1,079,125
Dana, Inc.	25,516	694,290
Deckers Outdoor Corp.(b)	9,591	952,290
Ford Motor Co.	54,050	751,295
Fortune Brands Innovations, Inc.	10,077	553,227
Garrett Motion, Inc.	20,312	735,904
General Motors Co.	13,216	1,018,689
Gentex Corp.(a)	28,095	709,961
Griffon Corp.	1,640	159,949
Harley-Davidson, Inc.	928	22,699
Hasbro, Inc.	8,463	698,959
Kontoor Brands, Inc.(a)	3,420	285,023
Lear Corp.	4,913	658,637
Levi Strauss & Co. - Class A(a)	29,649	736,185
Magna International, Inc.(a)	15,798	1,037,297
Masco Corp.	2,225	181,048
Mattel, Inc.(b)	35,987	499,500
Mohawk Industries, Inc.(b)	7,810	947,587
Polaris, Inc.(a)	6,847	468,609
PVH Corp.	10,465	777,131
Ralph Lauren Corp. - Class A	73	29,303
Tapestry, Inc.	1,964	287,490
Visteon Corp.(a)	2,570	254,970
YETI Holdings, Inc.(b)	252	12,489
		16,943,193

Consumer Discretionary Services - 3.5%
Boyd Gaming Corp.	3,214	283,893
Bright Horizons Family Solutions, Inc.(b)	4,549	322,433
Brightstar Lottery	16,616	178,123
Brinker International, Inc.(b)	6,173	1,037,064
Caesars Entertainment, Inc.(b)	19,032	574,386
Carnival Corp. Ltd.	13,921	397,723

Choice Hotels International, Inc.(a)	2,703	$298,060
Churchill Downs, Inc.	6,556	587,680
Covista, Inc.(b)	6,139	765,288
Darden Restaurants, Inc.	614	126,490
Domino’s Pizza, Inc.	1,512	447,612
Graham Holdings Co. - Class B	7	7,990
Grand Canyon Education, Inc.(b)	4,425	633,262
Las Vegas Sands Corp.	5,978	276,124
MGM Resorts International(b)	1,973	94,329
Planet Fitness, Inc. - Class A(b)	11,483	599,068
Restaurant Brands International, Inc.	3,673	266,329
Stride, Inc.(b)	6,867	592,210
Vail Resorts, Inc.(a)	3,815	519,412
Wyndham Hotels & Resorts, Inc.	2,248	189,304
		8,196,780

Consumer Staple Products - 6.5%
Altria Group, Inc.(a)	4,945	355,793
Brown-Forman Corp. - Class B	31,878	849,549
Cal-Maine Foods, Inc.(a)	10,080	812,045
Campbell’s Co.(a)	30,882	687,742
Church & Dwight Co., Inc.	3,625	351,190
Clorox Co.(a)	6,096	581,802
Coca-Cola Consolidated, Inc.(a)	1,350	257,742
Colgate-Palmolive Co.	2,054	188,311
Conagra Brands, Inc.	51,416	692,059
Constellation Brands, Inc. - Class A	954	132,692
elf Beauty, Inc.(a)(b)	471	34,854
Estee Lauder Cos., Inc. - Class A	6,189	488,622
General Mills, Inc.(a)	17,403	605,624
Hershey Co.	1,341	235,278
Hormel Foods Corp.	12,716	315,611
Ingredion, Inc.	2,978	282,046
Interparfums, Inc.	1,147	128,303
J.M. Smucker Co.	7,409	833,512
Kenvue, Inc.	19,621	374,957
Keurig Dr Pepper, Inc.(a)	6,918	226,426
Kimberly-Clark Corp.(a)	4,893	537,105
Kraft Heinz Co.(a)	31,032	732,976
Lamb Weston Holdings, Inc.	13,366	577,144
Marzetti Co.	3,586	409,378
McCormick & Co., Inc.(a)	1,395	70,336
Molson Coors Beverage Co. - Class B(a)	20,252	789,018
National Beverage Corp.(b)	16,892	527,030
PepsiCo, Inc.	2,050	277,570
Pilgrim’s Pride Corp.(a)	9,633	270,784
Post Holdings, Inc.(b)	4,018	354,629
Prestige Consumer Healthcare, Inc.(b)	2,872	135,759

Primo Brands Corp.(a)	6,708	$163,944
Procter & Gamble Co.	269	39,446
Reynolds Consumer Products, Inc.	18,763	503,787
Smithfield Foods, Inc.	28,580	693,351
Tyson Foods, Inc. - Class A(a)	12,643	723,812
		15,240,227

Financial Services - 6.0%
Block, Inc. - Class A(b)	6,088	462,688
Broadridge Financial Solutions, Inc.	3,646	499,320
Brookfield Business Corp.(a)	17,717	528,852
Cboe Global Markets, Inc.	2,051	497,716
CME Group, Inc. - Class A	2,090	461,535
Coinbase Global, Inc. - Class A(b)	699	102,187
Corpay, Inc.(b)	1,523	507,570
Enact Holdings, Inc.	1,241	56,726
Equifax, Inc.	1,323	209,987
Euronet Worldwide, Inc.(b)	51	3,733
FactSet Research Systems, Inc.(a)	3,315	762,715
Fidelity National Financial, Inc.	19,386	914,244
Fidelity National Information Services, Inc.	11,512	447,587
First American Financial Corp.	13,522	927,474
Fiserv, Inc.(b)	20,148	988,259
Intercontinental Exchange, Inc.	5,896	725,857
Jack Henry & Associates, Inc.	4,670	643,246
MarketAxess Holdings, Inc.	7,131	809,297
MGIC Investment Corp.	7	197
Morningstar, Inc.	5,653	881,981
Nasdaq, Inc.	2,482	195,631
Paymentus Holdings, Inc. - Class A(b)	864	20,874
Paypal Holdings, Inc.	21,748	939,079
S&P Global, Inc.	947	385,675
Shift4 Payments, Inc. - Class A(b)	8,191	398,410
Tradeweb Markets, Inc. - Class A	6,557	653,471
Verisk Analytics, Inc. - Class A	1,227	220,283
WEX, Inc.(b)	5,761	812,819
		14,057,413

Health Care - 10.3%
Align Technology, Inc.(b)	4,884	823,735
Alkermes PLC(b)	1,679	87,971
Becton Dickinson & Co.(a)	6,054	916,152
Biogen, Inc.(b)	1,400	302,484
BioMarin Pharmaceutical, Inc.(b)	6,043	345,780
Bio-Rad Laboratories, Inc. - Class A(b)	924	271,296
Boston Scientific Corp.(b)	2,596	110,797
BrightSpring Health Services, Inc.(b)	17,635	1,229,865
Bristol-Myers Squibb Co.	14,423	831,053

Brookdale Senior Living, Inc.(a)(b)	21,850	$351,567
Catalyst Pharmaceuticals, Inc.(b)	4,452	139,926
Cencora, Inc.	495	140,075
Centene Corp.(b)	20	1,284
Charles River Laboratories International, Inc.(a)(b)	2,149	487,372
Chemed Corp.	1,406	654,830
Cigna Group	2,774	764,736
Concentra Group Holdings Parent, Inc.	6,249	185,908
CorVel Corp.(b)	2,020	126,290
CVS Health Corp.	2,561	264,935
DaVita, Inc.(b)	4,388	976,242
Elevance Health, Inc.	1,383	534,848
Envista Holdings Corp.(b)	6,357	167,507
Exelixis, Inc.(b)	20,587	1,120,139
GE HealthCare Technologies, Inc.	7,422	475,082
Gilead Sciences, Inc.	1,060	133,920
Globus Medical, Inc. - Class A(b)	6,235	492,627
Haemonetics Corp.(a)(b)	7,294	547,050
Halozyme Therapeutics, Inc.(a)(b)	7,871	616,063
HCA Healthcare, Inc.	709	276,432
HealthEquity, Inc.(b)	2,048	184,975
Humana, Inc.	1,103	438,134
ICU Medical, Inc.(b)	3,183	466,628
Illumina, Inc.(b)	16	2,813
Incyte Corp.(b)	7,107	805,650
Indivior Pharmaceuticals, Inc.(b)	14,122	579,426
IQVIA Holdings, Inc.(b)	656	126,752
Jazz Pharmaceuticals PLC(b)	2,461	593,027
Labcorp Holdings, Inc.	443	124,040
Lantheus Holdings, Inc.(a)(b)	7,179	796,438
McKesson Corp.	296	223,658
Medpace Holdings, Inc.(b)	13	6,885
Medtronic PLC	4,040	316,049
Merck & Co., Inc.	112	14,392
Neurocrine Biosciences, Inc.(b)	2,432	409,877
Organon & Co.	50,131	678,774
Pfizer, Inc.	28,069	675,902
PTC Therapeutics, Inc.(b)	4	326
Quest Diagnostics, Inc.	166	35,184
Regeneron Pharmaceuticals, Inc.	1,154	719,565
ResMed, Inc.(a)	2,869	559,111
Solventum Corp.(b)	919	70,901
Stryker Corp.	233	73,358
Tenet Healthcare Corp.(b)	4,095	766,093
UnitedHealth Group, Inc.	422	175,396
Universal Health Services, Inc. - Class B	6,432	956,374

Zoetis, Inc. - Class A	11,692	$840,187
		24,015,881

Industrial Products - 5.2%
A.O. Smith Corp.(a)	10,629	666,651
Acuity, Inc.	255	96,048
AGCO Corp.	1,919	229,704
Allegion PLC	980	137,680
Allison Transmission Holdings, Inc.	1,968	221,872
Atkore, Inc.	99	7,528
ATS Corp.(b)	5,541	159,470
AZZ, Inc.	50	7,753
Badger Meter, Inc.(a)	1,506	223,460
Cactus, Inc. - Class A	1,014	51,947
CAE, Inc.(b)	9,099	228,021
ESCO Technologies, Inc.	2,310	808,593
Flowserve Corp.	6,724	498,652
Fortive Corp.	4,975	303,923
Generac Holdings, Inc.(b)	12	3,514
General Dynamics Corp.	1,074	380,454
Graco, Inc.	3,923	296,618
Honeywell International, Inc.	2,266	507,357
Huntington Ingalls Industries, Inc.	244	68,293
Itron, Inc.(a)(b)	9,280	802,999
Littelfuse, Inc.	92	41,890
Lockheed Martin Corp.	142	72,343
Middleby Corp.(b)	5,677	976,501
Moog, Inc. - Class A	11	4,662
MSA Safety, Inc.(a)	186	32,472
Mueller Industries, Inc.	40	4,917
Mueller Water Products, Inc. - Class A	9,222	238,204
nVent Electric PLC	10	1,696
Oshkosh Corp.(a)	5,865	900,160
Otis Worldwide Corp.	5,978	428,025
Ralliant Corp.(a)	2,660	195,856
Sensata Technologies Holding PLC	6,972	332,843
Snap-on, Inc.	435	175,044
Stanley Black & Decker, Inc.	5,963	561,238
Timken Co.	2,799	406,751
Toro Co.	7,082	689,929
Trimble, Inc.(b)	8,322	425,920
Vertiv Holdings Co. - Class A	20	6,696
Vontier Corp.	19,358	561,382
Watts Water Technologies, Inc. - Class A	15	5,872
Xylem, Inc.	2,544	300,726
		12,063,664

Industrial Services - 6.0%
ADT, Inc.	131,909	$857,408
AECOM	11,669	814,496
Automatic Data Processing, Inc.	2,213	495,601
Brady Corp. - Class A	492	45,052
Brink’s Co.	3,015	284,887
BW LPG Ltd.(c)	3,886	67,733
C.H. Robinson Worldwide, Inc.	67	12,619
Clean Harbors, Inc.(b)	277	82,754
Delta Air Lines, Inc.	24	2,248
Dycom Industries, Inc.(b)	18	9,101
EMCOR Group, Inc.	6	4,979
Expeditors International of Washington, Inc.	24	3,912
FedEx Corp.	1,645	515,099
Fluor Corp.(b)	8,694	455,479
Frontdoor, Inc.(b)	11,139	864,275
GXO Logistics, Inc.(b)	8,569	434,448
IES Holdings, Inc.(b)	8	5,877
Installed Building Products, Inc.	70	16,089
J.B. Hunt Transport Services, Inc.	1,420	410,991
Kirby Corp.(b)	2,724	370,382
Knight-Swift Transportation Holdings, Inc. - Class A	7,155	557,160
Korn Ferry	12,371	823,661
MYR Group, Inc.(a)(b)	2,328	1,164,931
Paychex, Inc.(a)	5,139	505,318
Resideo Technologies, Inc.(b)	1,560	48,516
Rush Enterprises, Inc. - Class A(a)	1,440	105,098
Ryder System, Inc.	2,988	788,145
Schneider National, Inc. - Class B	21,051	768,993
Stantec, Inc.	3,477	239,600
Sterling Infrastructure, Inc.(b)	21	17,627
Tetra Tech, Inc.	26,245	758,218
TFI International, Inc.	7,661	1,099,890
Thomson Reuters Corp.(a)	5,268	430,238
Tutor Perini Corp.	2,916	241,941
United Parcel Service, Inc. - Class B	3,187	342,602
United Rentals, Inc.	6	6,797
WillScot Holdings Corp.(a)	12,387	357,489
		14,009,654

Insurance - 10.9%
Aflac, Inc.	2,184	256,074
Allstate Corp.	4,300	1,023,142
American Financial Group, Inc.	2,117	296,253
American International Group, Inc.	825	61,487
Aon PLC - Class A	1,815	602,017
Arch Capital Group Ltd.(b)	8,127	788,807
Assurant, Inc.	2,245	602,850

Assured Guaranty Ltd.	7,873	$631,100
Axis Capital Holdings Ltd.(a)	8,089	869,082
Brighthouse Financial, Inc.(b)	975	61,718
Brown & Brown, Inc.	8,633	553,807
Chubb Ltd.	1,553	529,169
CNA Financial Corp.(a)	12,756	620,069
Erie Indemnity Co. - Class A(a)	2,275	545,431
Everest Group Ltd.	2,820	1,007,389
F&G Annuities & Life, Inc.	32,534	865,079
Globe Life, Inc.	290	51,817
Hanover Insurance Group, Inc.	4,526	969,107
Hartford Financial Services Group, Inc.	5,491	727,667
Kinsale Capital Group, Inc.(a)	2,516	829,802
Lincoln National Corp.	26,699	943,810
Loews Corp.	1,212	137,211
Marsh & McLennan Cos., Inc.	2,183	363,841
Mercury General Corp.	11,185	1,192,545
MetLife, Inc.	3,364	284,628
Old Republic International Corp.	16,134	660,203
Palomar Holdings, Inc.(b)	4,995	631,318
Primerica, Inc.	2,152	611,598
Principal Financial Group, Inc.	353	38,046
Progressive Corp.	3,687	805,425
Prudential Financial, Inc.	7,667	827,499
Reinsurance Group of America, Inc.	3,464	736,620
RenaissanceRe Holdings Ltd.	2,887	914,890
RLI Corp.	10,997	649,593
Ryan Specialty Holdings, Inc. - Class A(a)	11,768	444,360
Selective Insurance Group, Inc.	11,063	1,073,222
Sun Life Financial, Inc.(a)	5,229	410,058
Travelers Cos., Inc.	3,028	999,603
W.R. Berkley Corp.(a)	3,995	281,767
White Mountains Insurance Group Ltd.	494	1,024,255
Willis Towers Watson PLC	2,207	576,844
		25,499,203

Materials - 9.0%
Agnico Eagle Mines Ltd.	6,396	992,211
Alamos Gold, Inc.	7,645	231,949
Albemarle Corp.(a)	4,431	598,318
Alcoa Corp.	7,664	399,601
Aura Minerals, Inc.(a)	12,702	799,591
Avery Dennison Corp.	3,721	604,104
Avient Corp.	18,038	666,685
Axalta Coating Systems Ltd.(b)	18,554	634,918
Barrick Mining Corp.	6,885	252,886
Cabot Corp.(a)	6,550	594,871
Celanese Corp.	19,021	874,966

CF Industries Holdings, Inc.	4,015	$434,664
Corteva, Inc.(a)	3,533	299,210
DuPont de Nemours, Inc.(b)	7,642	1,036,561
Eastman Chemical Co.	6,169	413,200
Element Solutions, Inc.	57	2,722
First Majestic Silver Corp.	34,573	586,358
Fortuna Mining Corp.(a)(b)	92,154	778,701
Hecla Mining Co.(a)	56,449	871,008
Hudbay Minerals, Inc.(a)	33,401	788,598
IAMGOLD Corp.(b)	50,908	806,383
International Flavors & Fragrances, Inc.	2,861	226,648
International Paper Co.	27,713	1,055,865
Kinross Gold Corp.	43,600	1,029,832
NewMarket Corp.	62	49,057
Newmont Corp.	8,810	822,854
Nutrien Ltd.	3,438	216,422
OceanaGold Corp.	13,894	348,462
Orla Mining Ltd.	67,070	656,615
Owens Corning(a)	1,574	250,203
Pan American Silver Corp.	14,329	641,796
Qnity Electronics, Inc.	18	2,940
Silgan Holdings, Inc.(a)	16,218	752,353
Simpson Manufacturing Co., Inc.	1,024	214,374
Sonoco Products Co.(a)	16,943	954,738
Southern Copper Corp.	413	71,969
SSR Mining, Inc.(b)	29,750	841,330
Titan America SA	5,150	96,099
		20,899,062

Media - 3.5%
Booking Holdings, Inc.	1,004	178,953
CarGurus, Inc. - Class A(b)	19,294	657,732
Charter Communications, Inc. - Class A(a)(b)	3,507	498,730
Comcast Corp. - Class A	27,432	673,456
Expedia Group, Inc. - Class A	1,850	473,378
Fox Corp. - Class A	12,454	649,601
GoDaddy, Inc. - Class A(b)	10,104	857,627
Maplebear, Inc.(b)	5,007	237,081
Match Group, Inc.	19,012	723,407
Netflix, Inc.(b)	215	15,351
New York Times Co. - Class A	110	7,698
News Corp. - Class A	34,171	848,466
Omnicom Group, Inc.	4,993	363,640
Sirius XM Holdings, Inc.(a)	24,165	713,834
Sphere Entertainment Co. - Class A(b)	94	16,265
Trade Desk, Inc. - Class A(b)	34,250	619,240
Uber Technologies, Inc.(b)	2,117	152,763
Walt Disney Co.	297	28,586

Warner Music Group Corp. - Class A	18,170	$491,862
		8,207,670

Oil & Gas - 8.6%
Antero Midstream Corp.	24,406	555,237
APA Corp.	28,868	940,231
Baker Hughes Co.	3,725	206,737
Baytex Energy Corp.	229,181	916,724
Cenovus Energy, Inc.	14	347
CNX Resources Corp.(a)(b)	30,492	1,034,594
ConocoPhillips	7,356	764,730
Devon Energy Corp.	22,664	936,476
EQT Corp.(a)	10,537	560,252
Expand Energy Corp.	11,632	1,060,722
Exxon Mobil Corp.	335	45,801
Gulfport Energy Corp.(a)(b)	3,000	509,100
Halliburton Co.	17,481	593,480
Helmerich & Payne, Inc.	1,850	60,569
HF Sinclair Corp.	6,462	450,078
Imperial Oil Ltd.	544	60,939
Kodiak Gas Services, Inc.	12,515	940,252
Murphy USA, Inc.(a)	691	372,359
Noble Corp. PLC(a)	19,307	720,151
NOV, Inc.	50,276	932,620
Occidental Petroleum Corp.	19,488	946,532
Oceaneering International, Inc.(b)	18,279	740,665
Patterson-UTI Energy, Inc.(a)	82,187	754,477
Pembina Pipeline Corp.(a)	20,722	958,392
Range Resources Corp.	25,041	931,275
SLB NV	6,659	309,577
Suncor Energy, Inc.	6,854	367,923
TechnipFMC PLC	76	5,039
Tidewater, Inc.(a)(b)	11,334	755,184
Transocean Ltd.(a)(b)	195,019	953,643
Valaris Ltd.(a)(b)	8,763	636,194
Valero Energy Corp.	1,044	271,899
Weatherford International PLC	8,697	708,806
		20,001,005

Real Estate - 0.7%
CBRE Group, Inc. - Class A(b)	197	26,534
Colliers International Group, Inc.	4,990	468,012
Cushman & Wakefield Ltd.(b)	28,002	374,947
FirstService Corp.	523	74,324
Jones Lang LaSalle, Inc.(b)	2,391	741,090
		1,684,907

Renewable Energy - 0.5%
EnerSys	2,291	$535,682
First Solar, Inc.(b)	2,912	687,115
Nextpower, Inc. - Class A(b)	14	1,668
		1,224,465

Retail & Wholesale - Discretionary - 5.7%
Abercrombie & Fitch Co.(a)(b)	10,196	917,742
Academy Sports & Outdoors, Inc.	505	23,801
American Eagle Outfitters, Inc.	1,803	31,012
Asbury Automotive Group, Inc.(b)	1,996	401,356
AutoNation, Inc.(b)	634	117,791
Bath & Body Works, Inc.	46,332	1,071,659
Best Buy Co., Inc.	10,750	815,710
Buckle, Inc.	361	15,234
Chewy, Inc. - Class A(b)	14,152	278,087
Copart, Inc.(b)	21,618	609,411
Dillard’s, Inc. - Class A(a)	967	510,982
Etsy, Inc.(b)	4,396	331,151
Gap, Inc.	43,946	820,911
Genuine Parts Co.(a)	3,049	359,721
Group 1 Automotive, Inc.	2,398	698,226
Lithia Motors, Inc.(a)	3,117	905,457
LKQ Corp.(a)	35,896	945,142
Lowe’s Cos., Inc.	210	46,303
Lululemon Athletica, Inc.(b)	9,351	1,067,697
Macy’s, Inc.(a)	38,277	901,423
OPENLANE, Inc.(b)	5,859	241,625
Ross Stores, Inc.	12	2,554
Signet Jewelers Ltd.	10,012	863,034
Ulta Beauty, Inc.(b)	1,439	648,960
Victoria’s Secret & Co.(b)	8,447	705,156
		13,330,145

Retail & Wholesale - Staples - 2.2%
Albertsons Cos., Inc. - Class A(a)	42,628	576,757
Dollar General Corp.	6,940	798,864
Dollar Tree, Inc.(b)	8,902	1,076,697
Five Below, Inc.(b)	5,142	924,480
Kroger Co.	6,045	335,679
Ollie’s Bargain Outlet Holdings, Inc.(b)	9,855	757,652
Sprouts Farmers Market, Inc.(a)(b)	2,402	203,161
Sysco Corp.	2,942	245,892
Target Corp.	1,941	253,514
		5,172,696

Software & Tech Services - 9.3%
Accenture PLC - Class A	7,734	962,419

ACI Worldwide, Inc.(b)	4,618	$232,239
Adobe, Inc.(b)	4,626	948,422
Amdocs Ltd.	16,755	846,798
Autodesk, Inc.(b)	1,410	274,132
Bentley Systems, Inc. - Class B	877	26,214
Booz Allen Hamilton Holding Corp. - Class A	14,823	899,311
CDW Corp.	4,912	690,824
CGI, Inc.(a)	14,457	933,488
Cognizant Technology Solutions Corp. - Class A	24,538	950,357
Doximity, Inc. - Class A(b)	36,801	763,253
Dropbox, Inc. - Class A(b)	22,477	617,443
EPAM Systems, Inc.(a)(b)	12,835	1,018,457
Gartner, Inc.(b)	7,324	949,337
Gen Digital, Inc.	23,812	592,681
Genpact Ltd.	33,853	930,957
Intuit, Inc.	3,318	865,998
KBR, Inc.	24,402	842,601
Kyndryl Holdings, Inc.(b)	28,939	327,300
Leidos Holdings, Inc.	7,969	820,568
Open Text Corp.(a)	40,558	898,360
Paycom Software, Inc.(a)	5,480	688,726
Paylocity Holding Corp.(b)	3,941	411,953
PTC, Inc.(b)	7,532	855,711
Qualys, Inc.(b)	5,102	701,474
Roper Technologies, Inc.	796	269,358
Salesforce, Inc.	2,122	332,433
Science Applications International Corp.	8,676	957,917
SS&C Technologies Holdings, Inc.	4,477	277,798
Teradata Corp.(a)(b)	2,089	72,384
Veeva Systems, Inc. - Class A(b)	1,191	211,367
Waystar Holding Corp.(b)	29,070	596,807
Workday, Inc. - Class A(b)	796	97,446
Zoom Communications, Inc. - Class A(b)	9,057	781,710
		21,646,243

Tech Hardware & Semiconductors - 3.4%
Arrow Electronics, Inc.(b)	1,017	217,038
Axcelis Technologies, Inc.(b)	3	568
Cirrus Logic, Inc.(b)	5,853	869,346
CommScope Holding Co., Inc.	18,779	239,996
Dell Technologies, Inc. - Class C	1,059	456,916
F5, Inc.(b)	327	136,019
GlobalFoundries, Inc.	24	1,978
HP, Inc.(a)	37,794	829,200
Ingram Micro Holding Corp.	27,057	742,173
InterDigital, Inc.(a)	488	138,167
MKS, Inc.(a)	22	9,786
NetApp, Inc.	230	35,595

NXP Semiconductors NV	682	$191,662
ON Semiconductor Corp.(b)	4,487	424,201
Onto Innovation, Inc.(b)	5	1,892
Qorvo, Inc.(b)	6,095	568,481
QUALCOMM, Inc.	4,564	843,382
Seagate Technology Holdings PLC	17	16,405
Skyworks Solutions, Inc.(a)	2,547	172,687
TD SYNNEX Corp.	4,557	1,218,268
Universal Display Corp.	8,776	759,914
		7,873,674

Telecommunications - 0.8%
Array Digital Infrastructure, Inc.	10,784	391,028
AT&T, Inc.	6,114	126,560
Rogers Communications, Inc.	24,527	797,127
T-Mobile US, Inc.	3,137	526,169
		1,840,884

Utilities - 0.3%
Brookfield Renewable Corp. - Class A	1,510	56,051
Emera, Inc.	5,917	313,720
National Fuel Gas Co.	5,429	419,173
Talen Energy Corp.(b)	27	10,375
		799,319

TOTAL COMMON STOCKS (Cost $222,981,874)		232,902,569

SHORT-TERM INVESTMENTS - 16.7%
Investments Purchased with Proceeds from Securities Lending - 16.5%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	38,469,763	38,469,763

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(d)	445,729	445,729

TOTAL SHORT-TERM INVESTMENTS (Cost $38,915,492)		38,915,492

TOTAL INVESTMENTS - 116.5% (Cost $261,897,366)		$271,818,061
Liabilities in Excess of Other Assets - (16.5)%		(38,482,994)
TOTAL NET ASSETS - 100.0%		$233,335,067

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	All or a portion of this security is on loan as of June 30, 2026. The total market value of these securities was $37,527,207 which represented 16.1% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $67,733 or 0.0% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.